SCHEDULE OF CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Concentration Risk [Line Items]
Accounts receivable	$ 8,892,263	$ 12,798,364
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenues	$ 2,752,442
Concentration risk, percentage	35.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenues	$ 1,246,577
Concentration risk, percentage	16.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenues		$ 1,660,833
Concentration risk, percentage		15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenues			$ 2,956,966
Concentration risk, percentage			27.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Revenues			$ 1,105,385
Concentration risk, percentage			10.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentration Risk [Line Items]
Revenues	$ 3,999,019	$ 1,660,833	$ 4,062,351
Concentration risk, percentage	52.20%	15.00%	37.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.60%	8.00%
Accounts receivable	$ 1,335,848	$ 1,278,173
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.60%	8.00%
Accounts receivable	$ 1,335,848	$ 1,278,173